INCOME TAXES - Temporary Differences Where No Deferred Tax Asset is Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	$ 20,835	$ 0
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	8,447	8,730
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	12,854	12,601
Mining interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	11,298	11,076
Provision for reclamation liabilities and other accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	53,666	11,158
Australian royalty tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets that have not been recognized	$ 383,771	$ 347,883